Financial instruments risks - Summary of Breakdown by Contractual Maturity of Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Up to 1 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	$ 6,189,674,511	$ 3,974,689,749
Liabilities	18,564,919,980	13,797,842,208
Financial guarantees and loan commitments	18,104,559,838	15,713,865,712
From more than 1 month to 3 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	2,438,165,182	1,976,792,611
Liabilities	1,572,319,370	845,486,258
Financial guarantees and loan commitments	57,849,485	35,411,821
From more than 3 month to 6 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	2,584,728,597	1,565,403,247
Liabilities	713,844,450	388,214,630
Financial guarantees and loan commitments	69,497,625	31,396,859
From more than 6 month to 12 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	1,904,354,943	1,176,238,609
Liabilities	319,558,795	282,313,868
Financial guarantees and loan commitments	19,025,685	141,633,595
From more than 12 month to 24 month
Breakdown by contractual maturity of financial liabilities [line items]
Assets	1,954,492,709	1,316,221,532
Liabilities	145,030,623	36,342,203
Financial guarantees and loan commitments	61,370,934	104,586,912
More than 24 months
Breakdown by contractual maturity of financial liabilities [line items]
Assets	3,414,768,250	2,450,183,523
Liabilities	30,985,830	27,322,824
Financial guarantees and loan commitments	10,996,922	13,634,235
TOTAL
Breakdown by contractual maturity of financial liabilities [line items]
Assets	18,486,184,192	12,459,529,271
Liabilities	21,346,659,048	15,377,521,991
Financial guarantees and loan commitments	$ 18,323,300,489	$ 16,040,529,134